Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

NOTE 5 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Investment Securities: The fair values for securities available for sale are determined by quoted market prices, if available (Level 1). For securities where quoted market prices are not available, fair values are calculated based on matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Certain commercial and residential real estate properties classified as other real estate owned are measured at fair value, less costs to sell. Fair values are generally based on third party appraisals of the property. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair values.

Assets and liabilities measured at fair value are summarized below:

	Fair Value Measurements Using
December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
On a recurring basis
Investment securities available for sale
U.S. Treasury and federal agency	$0	$1,522,673	$0
Mortgage-backed residential
Guaranteed by GNMA	0	4,634,914	0
Issued by FHLMC	0	1,352,291	0
Issued by FNMA	0	1,354,907	0
Tax free municipal	0	6,102,211	0
Taxable municipal	0	846,035	0
On a nonrecurring basis
Impaired loans
Commercial real estate	0	0	2,189,127
Commercial business	0	0	7,098
Home equity lines of credit	0	0	211,960
Other real estate owned
Commercial real estate	0	0	991,429
Commercial business	0	0	0
Residential mortgages	0	0	57,395

	Fair Value Measurements Using
December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
On a recurring basis
Investment securities available for sale
U.S. Treasury and federal agency	$0	$0	$0
Mortgage-backed residential
Guaranteed by GNMA	0	4,006,313	0
Issued by FHLMC	0	1,637,281	0
Issued by FNMA	0	2,058,455	0
Tax free municipal	0	5,045,478	0
Taxable municipal	0	245,670	0
On a nonrecurring basis
Impaired loans
Commercial real estate	0	0	2,038,206
Commercial business	0	0	150
Home equity lines of credit	0	0	212,455
Other real estate owned	0	0	991,450

Impaired loans that were measured for impairment using the fair value of the collateral for collateral dependent loans had a recorded investment of $2,899,801 with valuation allowances of $491,616 at December 31, 2011. Excluded from the value of impaired loans presented above is $802,117 of loans classified as troubled debt restructurings which are evaluated for impairment using the present value of estimated future cash flows. Included in the value of impaired loans presented above is $1,456,307 of loans that have been charged down to fair value. Impaired loans resulted in an additional provision for loan losses of approximately $289,818 for the year ending December 31, 2011.

Impaired loans that were measured for impairment using the fair value of the collateral for collateral dependent loans had an unpaid principal balance of $3,950,803 with valuation allowance of $1,699,992 at December 31, 2010. Impaired loans resulted in an additional provision for loan losses of approximately $2,417,789 for the year ending December 31, 2010. Excluded from the fair value of impaired loans at December 31, 2010 disclosed above is $1,485,599 of loans classified as troubled debt restructurings which are evaluated for impairment using the present value of estimated future cash flows.

Other real estate owned measured at fair value less cost to sell, had a net carrying amount of $1,048,024 after a direct write-down of $23,562 for 2011. At December 31, 2010, other real estate owned had a net carrying amount of $991,450, after a direct write-down of $76,364 for 2010.

The carrying amounts and estimated fair values of financial instruments, at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets
Cash and cash equivalents	$27,692,015	$27,692,000	$14,496,494	$14,496,000
Securities available for sale	15,813,031	15,813,000	12,993,197	12,993,000
Loans, net of allowance	140,607,520	137,021,000	154,960,478	152,301,000
Loans held for sale	516,000	524,000	236,000	241,000
Accrued interest receivable	471,172	471,000	468,759	469,000
Financial liabilities
Demand and savings deposits	(111,531,428)	(111,531,000)	(103,466,486)	(103,466,000)
Time deposits	(60,219,768)	(59,809,000)	(68,172,555)	(67,553,000)
Federal Home Loan Bank advances	(1,500,000)	(1,554,000)	(1,900,000)	(1,934,000)
Accrued interest payable	(47,107)	(47,000)	(76,566)	(77,000)

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans and deposits that reprice frequently and fully. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of loans held for sale is valued as determined by outstanding commitments from third party investors. Fair value of debt is based on current rates for similar financing. Fair values of unrecorded commitments were not material. It is not practical to estimate the fair value of restricted stock due to restrictions placed on its transferability. These securities have been omitted from this disclosure.